CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT - USD ($)	ConnectM Before Business Combination Series Seed Convertible Preferred Shares	ConnectM Before Business Combination Series Seed-1 Convertible Preferred Shares	ConnectM Before Business Combination Series A1 Convertible Preferred Shares	ConnectM Before Business Combination Series B1 Convertible Preferred Shares	ConnectM Before Business Combination Series B2 Convertible Preferred Shares	ConnectM Before Business Combination Stockholders' Deficit	ConnectM Before Business Combination Common Stock	ConnectM Before Business Combination Additional Paid-In Capital	ConnectM Before Business Combination Accumulated Deficit	ConnectM Before Business Combination Accumulated Other Comprehensive Income	ConnectM Before Business Combination Noncontrolling interest	ConnectM Before Business Combination	Stockholders' Deficit	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling interest	Total
Beginning balance (in shares) at Dec. 31, 2021	644,030	91,120	743,068	649,843	142,730
Beginning balance at Dec. 31, 2021	$ 2,200,000	$ 292,625	$ 3,195,192	$ 3,983,538	$ 1,100,445
Mezzanine Equity
Series B2 preferred shares issued (in shares)				157,000
Series B2 preferred shares issued				$ 1,210,484
Ending balance (in shares) at Dec. 31, 2022	644,030	91,120	743,068	649,843	299,730
Ending balance at Dec. 31, 2022	$ 2,200,000	$ 292,625	$ 3,195,192	$ 3,983,538	$ 2,310,929							$ 11,982,284
Beginning balance (in shares) at Dec. 31, 2021							1,551,395
Beginning balance at Dec. 31, 2021						$ (9,209,365)	$ 155	$ 973,257	$ (10,170,804)	$ (11,973)	$ 25,545	(9,183,820)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense						11,994		11,994				11,994
Issuance of common shares in connection with CSH acquisition (in shares)							31,746
Issuance of common shares in connection with CSH acquisition						200,000	$ 3	199,997				200,000
Issuance of common shares (in shares)							5,000
Issuance of common shares						38,550	$ 1	38,549				38,550
Issuance of warrants						82,861		82,861				82,861
Other comprehensive income						28,984				28,984		28,984
Net Loss						(3,539,881)			(3,539,881)		(2,702)	(3,542,583)
Ending balance (in shares) at Dec. 31, 2022							1,588,141							5,274,774
Ending balance at Dec. 31, 2022						(12,386,858)	$ 159	1,306,658	(13,710,685)	17,011	22,843	(12,364,014)	$ (12,387,000)		$ 1,307,000	$ (13,711,000)	$ 18,000	$ 23,000	$ (12,364,000)
Balance at the beginning at Dec. 31, 2022												(12,386,858)
Increase (Decrease) in Stockholders' Equity
Net Loss																			(5,032,000)
Ending balance (in shares) at Sep. 30, 2023														5,274,774
Ending balance at Sep. 30, 2023													(17,299,000)		1,307,000	(18,715,000)	110,000	(5,000)	(17,304,000)
Beginning balance (in shares) at Dec. 31, 2022	644,030	91,120	743,068	649,843	299,730
Beginning balance at Dec. 31, 2022	$ 2,200,000	$ 292,625	$ 3,195,192	$ 3,983,538	$ 2,310,929							11,982,284
Ending balance (in shares) at Dec. 31, 2023	644,030	91,120	743,068	649,843	299,730
Ending balance at Dec. 31, 2023	$ 2,200,000	$ 292,625	$ 3,195,192	$ 3,983,538	$ 2,310,929							11,982,284							11,983,000
Beginning balance (in shares) at Dec. 31, 2022							1,588,141							5,274,774
Balance at the beginning at Dec. 31, 2022												(12,386,858)
Beginning balance at Dec. 31, 2022						(12,386,858)	$ 159	1,306,658	(13,710,685)	17,011	22,843	(12,364,014)	(12,387,000)		1,307,000	(13,711,000)	18,000	23,000	(12,364,000)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense						407		407				407
Other comprehensive income						97,613				97,613		97,613
Net Loss						(9,149,666)			(9,149,666)		(49,188)	(9,198,854)
Ending balance (in shares) at Dec. 31, 2023							1,588,141							5,291,381
Ending balance at Dec. 31, 2023						(21,438,503)	$ 159	1,307,065	(22,860,351)	114,624	(26,345)	(21,464,848)	(21,438,000)		1,307,000	(22,860,000)	115,000	(26,000)	(21,464,000)
Beginning balance (in shares) at Jun. 30, 2023														5,274,774
Beginning balance at Jun. 30, 2023													(14,718,000)		1,307,000	(16,108,000)	84,000	2,000	(14,716,000)
Increase (Decrease) in Stockholders' Equity
Net Loss																			(2,614,000)
Ending balance (in shares) at Sep. 30, 2023														5,274,774
Ending balance at Sep. 30, 2023													(17,299,000)		1,307,000	(18,715,000)	110,000	(5,000)	(17,304,000)
Beginning balance (in shares) at Dec. 31, 2023							1,588,141							5,291,381
Balance at the beginning at Dec. 31, 2023												(21,438,503)							(21,438,000)
Beginning balance at Dec. 31, 2023						$ (21,438,503)	$ 159	$ 1,307,065	$ (22,860,351)	$ 114,624	$ (26,345)	$ (21,464,848)	(21,438,000)		1,307,000	(22,860,000)	115,000	(26,000)	(21,464,000)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense													1,000		1,000				1,000
Issuance of common shares in connection with CSH acquisition																		1,287,000	1,287,000
Issuance of common shares (in shares)														16,607
Issuance of common shares													35,000		35,000				35,000
Net Loss																			(16,998,000)
Ending balance (in shares) at Sep. 30, 2024														21,124,057
Ending balance at Sep. 30, 2024													(28,340,000)	$ 2,000	11,425,000	(39,910,000)	144,000	1,311,000	(27,028,000)
Beginning balance (in shares) at Jun. 30, 2024														5,307,988
Beginning balance at Jun. 30, 2024													(26,153,000)		1,394,000	(27,672,000)	125,000	(36,000)	(26,189,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares in connection with CSH acquisition																		1,287,000	1,287,000
Net Loss																			(12,178,000)
Ending balance (in shares) at Sep. 30, 2024														21,124,057
Ending balance at Sep. 30, 2024													$ (28,340,000)	$ 2,000	$ 11,425,000	$ (39,910,000)	$ 144,000	$ 1,311,000	$ (27,028,000)